Related Party Balances and Transactions (Details Narrative) - CAD ($)	Jun. 30, 2024	Jun. 30, 2023
Directors And Other Members [Member]
IfrsStatementLineItems [Line Items]
Trade and other payable	$ 124,125	$ 63,754